Summary of Significant Accounting Policies (Details) - Schedule of intangible assets estimated useful lives	12 Months Ended
Sep. 30, 2022
Land use rights [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets estimated useful lives [Line Items]
Useful life	50 years
Software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of intangible assets estimated useful lives [Line Items]
Useful life	3 years